Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 36,164
Ending balance	36,199	€ 36,164
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	50,022	50,300
Additions	227	932
Currency translation adjustments		(1,208)
Divestiture	(1,523)	(2)
Ending balance	48,726	50,022
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,792)
Amortisation charge	(169)	(68)
Divestiture	1,501	2
Impairment (non-recurring loss)	(12,527)	(13,858)
Ending balance	(12,527)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	883
Ending balance	883	883
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	883	914
Currency translation adjustments		(31)
Ending balance	883	883
In-process research and development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,677
Ending balance	33,678	33,677
In-process research and development [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,677	34,854
Currency translation adjustments		(1,177)
Divestiture		0
Ending balance	33,678	33,677
Development cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	673
Ending balance	607	673
Development cost [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,084	1,084
Additions		0
Divestiture		0
Ending balance	1,084	1,084
Development cost [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(345)
Amortisation charge	(66)	(66)
Impairment (non-recurring loss)	(477)	(411)
Ending balance	(477)
Patents, licences, trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	876
Ending balance	965	876
Patents, licences, trademarks [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,214	13,337
Additions	181	877
Divestiture	(1,493)	0
Ending balance	12,903	14,214
Patents, licences, trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,337)
Amortisation charge	(92)	(1)
Divestiture	1,493
Impairment (non-recurring loss)	(11,938)	(13,338)
Ending balance	(11,938)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	55
Ending balance	66	55
Software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	164	111
Additions	46	55
Divestiture	(30)	(2)
Ending balance	179	164
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(110)
Amortisation charge	(12)	0
Divestiture	8	2
Impairment (non-recurring loss)	(112)	€ (109)
Ending balance	€ (112)